SUBSEQUENT EVENTS (Details) - TopBuild Corp. 401(k) Plan - Subsequent event	Apr. 18, 2026 USD ($) shares
SUBSEQUENT EVENTS
Merger Agreement, cash consideration per share | $	$ 505
Merger Agreement, stock consideration per share | shares	20.2